Other Financial Assets	12 Months Ended
Dec. 31, 2023
Other Financial Assets [Abstract]
Other Financial Assets	Other Financial Assets
Other financial assets consist primarily of restricted cash reserved as collateral against a letter of credit with a bank that is issued for the benefit of a landlord in lieu of a security deposit for office space leased by the Group. The restricted cash was $1,628 and $2,124 as of December 31, 2023 and 2022, respectively.